Basis of preparation and significant accounting policies (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€) aircraft	Mar. 31, 2017 EUR (€) aircraft	Mar. 31, 2016 EUR (€) aircraft
Property, plant and equipment long-lived assets		€ 8,123.4	€ 7,213.8	€ 6,261.5
Number of aircraft | aircraft		431
Impairment to the carrying values of the Company's intangible assets | $	$ 0
Retained earnings, amount		€ 4,077.9	3,456.8	3,166.1
IFRS 15
Retained earnings, amount		274.5
Hangar and Buildings
Property, plant and equipment long-lived assets		53.2	49.2	45.7
Rate of Depreciation	5.00%
Plant and equipment (excluding aircraft)
Property, plant and equipment long-lived assets		7.8	7.1	5.7
Fixtures and Fittings
Property, plant and equipment long-lived assets		9.4	10.0	10.4
Rate of Depreciation	20.00%
Motor vehicles
Property, plant and equipment long-lived assets		0.8	1.0	1.0
Rate of Depreciation	33.30%
Aircraft
Property, plant and equipment long-lived assets		€ 8,052.2	€ 7,146.5	€ 6,198.7
Percentage of recoverable amount of aircraft residual values of current market value of new aircraft	15.00%
Useful life	23 years
Number of aircraft | aircraft		153	174	194
Operating lease term	7 years
Aircrafts owned by company
Number of aircraft | aircraft		400
Aircraft under operating lease
Number of aircraft | aircraft		31
Minimum | Plant and equipment (excluding aircraft)
Rate of Depreciation	20.00%
Minimum | Aircraft
Amortization period	8 years
Maximum | Plant and equipment (excluding aircraft)
Rate of Depreciation	33.30%
Maximum | Aircraft
Amortization period	12 years